UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

DWS Latin America Equity Fund

	Shares	Value ($)

Equity Securities 96.9%
Argentina 3.9%
Banco Macro Bansud SA "B"	1,698,330	4,969,661
Nortel Inversora SA "B" (ADR) (Preferred)*	33,663	505,484
Pampa Holding SA, 144A, (GDR)*	127,230	2,830,954
Telecom Argentina SA "B"*	957,175	4,213,592
Tenaris SA	208,970	5,158,184
Tenaris SA (ADR)	497,400	23,959,758

(Cost $24,100,146)		41,637,633
Bermuda 3.2%
Credicorp Ltd. of Peru	385,100	24,777,334

Dufry South America Ltd. (BDR)*	366,600	9,635,587

(Cost $23,458,618)		34,412,921
Brazil 58.4%
All America Latina Logistica (Unit)	1,455,700	19,787,564
Aracruz Celulose SA "B" (ADR) (Preferred)	154,600	9,773,812
Banco Bradesco SA (ADR) (Preferred)	2,109,000	54,918,360
Banco do Brasil SA	659,700	10,368,566
Banco Itau Holding Financeira SA (ADR) (Preferred)	178,300	8,155,442
Banco Itau Holding Financeira SA (Preferred)	727,080	33,375,493
Bematech Industria e Comercio de Equipamentos Eletronicos SA*	558,500	5,246,039
Brasil Telecom SA (Preferred)	36,511	315,422
Braskem SA "A" (Preferred)	52	477
Companhia de Bebidas das Americas (ADR) (Preferred)	328,100	22,474,850
Companhia de Concessoes Rodoviarias	438,100	7,923,159
Companhia Vale do Rio Doce "A" (ADR) (Preferred)	2,311,100	97,828,863
Companhia Vale do Rio Doce "A" (Preferred)	71,378	3,001,719
Companhia Vale do Rio Doce (ADR)	528,800	25,916,488
Cyrela Brazil Realty SA	493,000	5,772,129
Duratex SA (Preferred)	336,300	9,874,895
Equatorial Energia SA (Unit)	583,700	6,238,985
Gafisa SA	529,900	8,438,221
Gerdau SA (ADR) (Preferred)	985,200	24,896,004
GVT Holding SA*	676,500	12,931,556
Iguatemi Empresa de Shopping Centers SA	136,300	2,315,935
Kroton Educacional SA (Unit)*	243,003	5,509,599
Localiza Rent a Car SA	577,200	5,930,452
Lojas Renner SA	547,900	10,298,763
Lupatech SA	543,900	12,938,310
MRV Engenharia e Participacoes SA*	348,700	5,721,250
Net Servicos de Comunicacao SA (Preferred)*	556,012	8,930,793
OdontoPrev SA	166,000	4,759,730
Petroleo Brasileiro SA (ADR)	614,200	39,861,580
Petroleo Brasileiro SA (ADR) (Preferred)	1,350,400	75,419,840
Petroleo Brasileiro SA (Preferred)	990,088	27,710,688
Porto Seguro SA	157,800	6,057,114
Totvs SA	263,900	8,085,292
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	229,400	26,757,216
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)	304,100	18,683,912
Weg SA	201,500	2,246,854
Wilson Sons Ltd. (BDR)*	296,800	4,207,805

(Cost $304,080,683)		632,673,177
Chile 2.1%
Cencosud SA	2,254,300	9,206,517
Inversiones Aguas Metropolitanas SA	2,636,800	3,174,979
Lan Airlines SA (ADR)	130,800	10,473,156

(Cost $13,552,847)		22,854,652
Colombia 1.4%
Almacenes Exito SA 144A (GDR)*	750,000	5,981,595
Bancolombia SA (ADR) (REG S) (Preferred)	265,400	9,445,586

(Cost $13,874,880)		15,427,181
Mexico 25.8%
America Movil SAB de CV "L" (ADR)	2,030,700	121,598,316
Axtel SAB de CV "B"*	2,591,200	19,014,215
Cemex SAB de CV (ADR)*	864,413	27,955,116

Corporacion GEO SAB de CV "B"*	1,938,500	10,609,392
Desarrolladora Homex SAB de CV (ADR)*	168,200	9,506,664
Grupo Aeroportuario del Pacifico SA de CV "B" (ADR)	350,600	17,046,172
Grupo Aeroportuario del Sureste SAB de CV "B" (ADR)	90,900	4,778,613
Grupo FAMSA SA "A"*	677,300	3,083,907
Grupo Financiero Banorte SAB de CV "O"	2,689,500	11,939,781
Grupo Televisa SA (ADR)	974,600	24,608,650
Urbi, Desarrollo Urbanos, SA de CV*	3,056,600	12,873,616
Wal-Mart de Mexico SAB de CV "V"	4,524,129	16,438,344

(Cost $101,738,615)		279,452,786
Panama 0.6%
Copa Holdings SA "A" (Cost $6,193,060)	126,000	6,918,660
Peru 0.1%
Intergroup Financial Services Corp. 144A* (Cost $1,030,400)	73,600	1,288,000
United States 1.4%
NII Holdings, Inc.* (Cost $9,540,578)	178,100	14,963,962

Total Equity Securities (Cost $497,569,827)		1,049,628,972
Cash Equivalents 0.7%
Cash Management QP Trust, 5.35% (a) (Cost $7,298,104)	7,298,104	7,298,104
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $504,867,931)	97.6	1,056,927,076
Other Assets and Liabilities, Net	2.4	25,576,532

Net Assets	100.0	1,082,503,608

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
BDR: Bearer Depositary Receipt
GDR: Global Depositary Receipt

At July 31, 2007, the DWS Latin America Equity Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Equity Securities
Materials	208,056,391	19.8%
Financials	201,959,172	19.2%
Telecommunication Services	173,542,547	16.5%
Energy	172,110,050	16.4%
Industrials	113,356,489	10.8%
Consumer Discretionary	109,739,317	10.5%
Consumer Staples	48,119,711	4.6%
Information Technology	13,331,331	1.3%
Utilities	9,413,964	0.9%

Total	1,049,628,972	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007